JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
JOINT ARRANGEMENTS
Schedule of joint operations

		Country of
		Incorporation and
		Principal Place of	Ownership %	Ownership %
Material Joint Operations	Principal Activity	Business	2021	2020
Oil Sands
Operated by Suncor:
Fort Hills Energy Limited Partnership	Oil sands development	Canada	54.11	54.11
Meadow Creek	Oil sands development	Canada	75.00	75.00
Syncrude(1)	Oil sands development	Canada	58.74	—
Non-operated:
Syncrude(1)	Oil sands development	Canada	—	58.74
Exploration and Production
Operated by Suncor:
Terra Nova(2)	Oil and gas production	Canada	48.00	37.68
Non-operated:
Buzzard	Oil and gas production	United Kingdom	29.89	29.89
Fenja Development JV	Oil and gas production	Norway	17.50	17.50
Golden Eagle Area Development(3)	Oil and gas production	United Kingdom	—	26.69
Hibernia and the Hibernia South Extension Unit(4)	Oil and gas production	Canada	19.48-20.00	19.19-20.00
Hebron	Oil and gas production	Canada	21.03	21.03
Harouge Oil Operations	Oil and gas production	Libya	49.00	49.00
North Sea Rosebank Project	Oil and gas production	United Kingdom	40.00	40.00
Oda	Oil and gas production	Norway	30.00	30.00
White Rose and the White Rose Extensions(5)	Oil and gas production	Canada	26.13-27.50	26.13-27.50

(1)	Suncor became the operator of the Syncrude project effective September 30, 2021.
(2)	In the third quarter of 2021, Suncor finalized an agreement with the co-owners of the Terra Nova Project to restructure the project ownership and move forward with the Asset Life Extension Project. The agreement increased the company’s working interest to 48.00%.
(3)	Suncor sold its 26.69% working interest in the Golden Eagle Area Development in the fourth quarter of 2021.
(4)	In the first quarter of 2021, the first redetermination of the Hibernia South Extension Unit increased the company’s interest by 0.29% (from 19.19% to approximately 19.48%).
(5)	In the third quarter of 2021, Suncor entered into a conditional agreement to increase its interest by 12.50% to approximately 40.00% in the White Rose asset subject to the sanctioning of the West White Rose Project.

Schedule of joint ventures and associates

	Joint ventures		Associates

($ millions)	2021	2020	2021	2020
Net earnings (loss)	5	(10)	(2)	9
Total comprehensive earnings (loss)	5	(10)	(2)	9
Carrying amount as at December 31	63	58	66	68